Profit before tax - Additional Information (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2018	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Earnings [Line Items]
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation		¥ 0	¥ 5,349	¥ 0
Chuzhou School [Member]
Earnings [Line Items]
Percentage of voting equity interest transferred			100.00%
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation			¥ 381
Disposal group assets carrying value			1,412
Consideration paid (received)			¥ 1,793
Hailiang Kindergarten [Member]
Earnings [Line Items]
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation	¥ 3,285
Disposal group assets carrying value	16,764
Consideration paid (received)	¥ 20,049
Tianma kindergarten [Member]
Earnings [Line Items]
Percentage of voting equity interest transferred	100.00%
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation	¥ 1,683
Disposal group liabilities carrying value	17
Consideration paid (received)	¥ 1,666